EARNINGS PER SHARE - Summary of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Profit attributable to owners of the Company	€ 1,252,048	€ 932,614	€ 830,767
Weighted average number of common shares for basic earnings per common share (shares)	181,220,000	182,836,000	184,446,000
Basic earnings per common share (in Euros per share)	€ 6.91	€ 5.11	€ 4.50
Diluted earnings per share [abstract]
Profit attributable to owners of the Company	€ 1,252,048	€ 932,614	€ 830,767
Weighted average number of common shares for diluted earnings per common share (shares)	181,511,000	183,121,000	184,771,000
Diluted earnings per common share (in Euros per share)	€ 6.90	€ 5.09	€ 4.50
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares for basic earnings per common share (shares)	181,220,000	182,836,000	184,446,000
Share-based compensation (shares)	291,000	285,000	325,000
Weighted average number of common shares for diluted earnings per common share (shares)	181,511,000	183,121,000	184,771,000